Stockholders' Deficiency - Schedule of Exercise Prices of Common Stock Options Outstanding and Exercisable (Details) (10-K) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Options Outstanding (Shares)	4,188,630	4,287,609	4,344,994
Options Exercisable (Shares)	4,188,630	4,287,609	4,344,994
Stock Option One [Member]
Options Exercise Price	$ 0.7000	$ 0.7000	$ 0.7000
Options Outstanding (Shares)	21,677	21,677	21,677
Options Exercisable (Shares)	21,677	21,677	21,677
Options, Expiration Date	Nov. 21, 2023	Nov. 21, 2023	Nov. 21, 2023
Stock Option Two [Member]
Options Exercise Price	$ 1.1200	$ 1.1200	$ 1.1200
Options Outstanding (Shares)	310,388	310,388	310,388
Options Exercisable (Shares)	310,388	310,388	310,388
Options, Expiration Date	Apr. 05, 2023	Apr. 05, 2023	Apr. 05, 2023
Stock Option Three [Member]
Options Exercise Price	$ 1.2500	$ 1.2500	$ 1.2500
Options Outstanding (Shares)	16,762	16,762	16,762
Options Exercisable (Shares)	16,762	16,762	16,762
Options, Expiration Date	Dec. 07, 2022	Dec. 07, 2022	Dec. 07, 2022
Stock Option Four [Member]
Options Exercise Price	$ 1.3500	$ 1.3500	$ 1.3500
Options Outstanding (Shares)	34,000	34,000	34,000
Options Exercisable (Shares)	34,000	34,000	34,000
Options, Expiration Date	Jul. 28, 2022	Jul. 28, 2022	Jul. 28, 2022
Stock Option Five [Member]
Options Exercise Price	$ 1.4500	$ 1.4500	$ 1.4500
Options Outstanding (Shares)	1,849,418	1,849,418	1,849,418
Options Exercisable (Shares)	1,849,418	1,849,418	1,849,418
Options, Expiration Date	Dec. 09, 2027	Dec. 09, 2027	Dec. 09, 2027
Stock Option Six [Member]
Options Exercise Price	$ 1.4500	$ 1.4500	$ 1.4500
Options Outstanding (Shares)	100,000	100,000	100,000
Options Exercisable (Shares)	100,000	100,000	100,000
Options, Expiration Date	Dec. 09, 2027	Dec. 09, 2027	Dec. 09, 2027
Stock Option Seven [Member]
Options Exercise Price	$ 2.0000	$ 2.0000	$ 2.0000
Options Outstanding (Shares)	285,000	285,000	285,000
Options Exercisable (Shares)	285,000	285,000	285,000
Options, Expiration Date	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2022
Stock Option Eight [Member]
Options Exercise Price	$ 2.0000	$ 2.0000	$ 2.0000
Options Outstanding (Shares)	25,000	25,000	25,000
Options Exercisable (Shares)	25,000	25,000	25,000
Options, Expiration Date	Jul. 26, 2022	Jul. 26, 2022	Jul. 26, 2022
Stock Option Nine [Member]
Options Exercise Price	$ 3.9000	$ 3.9000	$ 3.9000
Options Outstanding (Shares)	395,000	395,000	395,000
Options Exercisable (Shares)	395,000	395,000	395,000
Options, Expiration Date	Jan. 17, 2022	Jan. 17, 2022	Jan. 17, 2022
Stock Option Ten [Member]
Options Exercise Price	$ 4.5000	$ 4.5000	$ 4.5000
Options Outstanding (Shares)	7,222	7,222	7,222
Options Exercisable (Shares)	7,222	7,222	7,222
Options, Expiration Date	Sep. 02, 2021	Sep. 02, 2021	Sep. 02, 2021
Stock Option Eleven [Member]
Options Exercise Price	$ 5.7500	$ 5.6875	$ 5.6875
Options Outstanding (Shares)	2,608	89,686	89,686
Options Exercisable (Shares)	2,608	89,686	89,686
Options, Expiration Date	Sep. 12, 2021	Jun. 30, 2020	Jun. 30, 2020
Stock Option Twelve[Member]
Options Exercise Price	$ 6.4025	$ 5.7500	$ 5.7500
Options Outstanding (Shares)	27,692	2,608	2,608
Options Exercisable (Shares)	27,692	2,608	2,608
Options, Expiration Date	Aug. 18, 2020	Sep. 12, 2021	Sep. 12, 2021
Stock Option Thirteen [Member]
Options Exercise Price	$ 6.4025	$ 6.4025	$ 6.4025
Options Outstanding (Shares)	129,231	27,692	27,692
Options Exercisable (Shares)	129,231	27,692	27,692
Options, Expiration Date	Aug. 18, 2022	Aug. 18, 2020	Aug. 18, 2020
Stock Option Fourteen [Member]
Options Exercise Price	$ 6.4025	$ 6.4025	$ 6.4025
Options Outstanding (Shares)	261,789	129,231	129,231
Options Exercisable (Shares)	261,789	129,231	129,231
Options, Expiration Date	Aug. 18, 2025	Aug. 18, 2022	Aug. 18, 2022
Stock Option Fifteen [Member]
Options Exercise Price	$ 6.8250	$ 6.4025	$ 6.4025
Options Outstanding (Shares)	8,791	261,789	261,789
Options Exercisable (Shares)	8,791	261,789	261,789
Options, Expiration Date	Dec. 11, 2020	Aug. 18, 2025	Aug. 18, 2025
Stock Option Sixteen [Member]
Options Exercise Price	$ 7.3775	$ 6.8250	$ 6.8250
Options Outstanding (Shares)	523,077	8,791	8,791
Options Exercisable (Shares)	523,077	8,791	8,791
Options, Expiration Date	Mar. 31, 2021	Dec. 11, 2020	Dec. 11, 2020
Stock Option Seventeen [Member]
Options Exercise Price	$ 8.1250	$ 7.3775	$ 7.3775
Options Outstanding (Shares)	169,231	523,077	523,077
Options Exercisable (Shares)	169,231	523,077	523,077
Options, Expiration Date	Jun. 30, 2022	Mar. 31, 2021	Mar. 31, 2021
Stock Option Eighteen [Member]
Options Exercise Price	$ 13.9750	$ 8.1250	$ 8.1250
Options Outstanding (Shares)	3,385	169,231	169,231
Options Exercisable (Shares)	3,385	169,231	169,231
Options, Expiration Date	Mar. 14, 2024	Jun. 30, 2022	Jun. 30, 2022
Stock Option Nineteen [Member]
Options Exercise Price	$ 15.9250	$ 13.9750	$ 13.0000
Options Outstanding (Shares)	2,462	3,385	7,385
Options Exercisable (Shares)	2,462	3,385	7,385
Options, Expiration Date	Feb. 28, 2024	Mar. 14, 2024	Mar. 13, 2019
Stock Option Twenty [Member]
Options Exercise Price	$ 19.5000	$ 15.4700	$ 13.0000
Options Outstanding (Shares)	9,487	7,755	3,846
Options Exercisable (Shares)	9,487	7,755	3,846
Options, Expiration Date	Jul. 17, 2022	Apr. 08, 2020	Apr. 14, 2019
Stock Option Twenty One [Member]
Options Exercise Price	$ 19.5000	$ 15.9250	$ 13.9750
Options Outstanding (Shares)	6,410	2,462	3,385
Options Exercisable (Shares)	6,410	2,462	3,385
Options, Expiration Date	Aug. 10, 2022	Feb. 28, 2024	Mar. 14, 2024
Stock Option Twenty Two [Member]
Options Exercise Price		$ 16.6400	$ 15.4700
Options Outstanding (Shares)		1,538	7,755
Options Exercisable (Shares)		1,538	7,755
Options, Expiration Date		Jan. 29, 2020	Apr. 08, 2020
Stock Option Twenty Three [Member]
Options Exercise Price		$ 19.5000	$ 15.9250
Options Outstanding (Shares)		9,487	2,462
Options Exercisable (Shares)		9,487	2,462
Options, Expiration Date		Jul. 17, 2022	Feb. 28, 2024
Stock Option Twenty Four [Member]
Options Exercise Price		$ 19.5000	$ 16.0500
Options Outstanding (Shares)		6,410	46,154
Options Exercisable (Shares)		6,410	46,154
Options, Expiration Date		Aug. 10, 2022	Jul. 17, 2019
Stock Option Twenty Five [Member]
Options Exercise Price			$ 16.6400
Options Outstanding (Shares)			1,538
Options Exercisable (Shares)			1,538
Options, Expiration Date			Jan. 29, 2020
Stock Option Twenty Six [Member]
Options Exercise Price			$ 19.5000
Options Outstanding (Shares)			9,487
Options Exercisable (Shares)			9,487
Options, Expiration Date			Jul. 17, 2022
Stock Option Twenty Seven [Member]
Options Exercise Price			$ 19.5000
Options Outstanding (Shares)			6,410
Options Exercisable (Shares)			6,410
Options, Expiration Date			Aug. 10, 2022